Legg Mason Income Trust, Inc.                    100 Light Street
                                                 P.O. Box 17023
                                                 Baltimore, Maryland  21297-0356


EDGAR FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:   Legg Mason Income Trust, Inc.
                File No. 33-12092 and 811-5029
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Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Statement of Additional Information used with respect to the above series of the Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 21 ("PEA No. 21") to its Registration Statement on Form N-1A and that PEA No. 21 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9223.

                                            Very truly yours,

                                            /s/ Richard M. Wachterman

                                            Richard M. Wachterman
                                            Assistant Secretary



cc:  Greg Keifer
       Legg Mason Funds Investor Services